ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

Note 13 — ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	As of December 31,
	2024	2025	2025
	JPY	JPY	US$
Accrued compensation and employee benefits	932,876,524	933,668,453	5,954,518
Activities expenses	16,548,585	38,447,553	245,201
Professional service fees	42,788,200	31,921,470	203,581
Office software subscription fees	6,574,975	2,985,400	19,040
Withholding tax payable	10,449,195	13,058,592	83,282
Others	100,503,102	140,914,967	898,692
Total accrued liabilities	1,109,740,581	1,160,996,435	7,404,314